Investments (Impaired Commercial Mortgage Loans Identified In Management's Specific Review Of Probable Loan Losses And The Related Allowance) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 104.7	$ 82.3
Unpaid Principal Balance	104.7	82.3
Related Allowance	26.6	20.4
Amount on Nonaccrual Status	49.2	56.3
Impaired Commercial Mortgage Loans Without Specific Loan Loss Allowances [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	28.9	18.0
Unpaid Principal Balance	28.9	18.0
Amount on Nonaccrual Status	8.4	10.4
Impaired Commercial Mortgage Loans Without Specific Loan Loss Allowances [Member] | Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	8.6	6.8
Unpaid Principal Balance	8.6	6.8
Amount on Nonaccrual Status	2.1	0.4
Impaired Commercial Mortgage Loans Without Specific Loan Loss Allowances [Member] | Office [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5.8	2.3
Unpaid Principal Balance	5.8	2.3
Amount on Nonaccrual Status	4.3	1.1
Impaired Commercial Mortgage Loans Without Specific Loan Loss Allowances [Member] | Industrial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5.8	3.0
Unpaid Principal Balance	5.8	3.0
Amount on Nonaccrual Status	0.9	3.0
Impaired Commercial Mortgage Loans Without Specific Loan Loss Allowances [Member] | Hotel/Motel [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5.9	5.9
Unpaid Principal Balance	5.9	5.9
Amount on Nonaccrual Status		5.9
Impaired Commercial Mortgage Loans Without Specific Loan Loss Allowances [Member] | Apartment And Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	2.8
Unpaid Principal Balance	2.8
Amount on Nonaccrual Status	1.1
Impaired Commercial Mortgage Loans With Specific Loan Loss Allowances [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	75.8	64.3
Unpaid Principal Balance	75.8	64.3
Related Allowance	26.6	20.4
Amount on Nonaccrual Status	40.8	45.9
Impaired Commercial Mortgage Loans With Specific Loan Loss Allowances [Member] | Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	31.7	34.4
Unpaid Principal Balance	31.7	34.4
Related Allowance	10.7	10.4
Amount on Nonaccrual Status	10.2	21.5
Impaired Commercial Mortgage Loans With Specific Loan Loss Allowances [Member] | Office [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	18.3	11.2
Unpaid Principal Balance	18.3	11.2
Related Allowance	5.2	2.5
Amount on Nonaccrual Status	10.1	6.9
Impaired Commercial Mortgage Loans With Specific Loan Loss Allowances [Member] | Industrial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11.5	10.8
Unpaid Principal Balance	11.5	10.8
Related Allowance	5.0	4.6
Amount on Nonaccrual Status	7.5	10.8
Impaired Commercial Mortgage Loans With Specific Loan Loss Allowances [Member] | Commercial [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	11.1	7.4
Unpaid Principal Balance	11.1	7.4
Related Allowance	5.3	2.8
Amount on Nonaccrual Status	11.1	6.5
Impaired Commercial Mortgage Loans With Specific Loan Loss Allowances [Member] | Apartment And Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment		0.5
Unpaid Principal Balance		0.5
Related Allowance		0.1
Amount on Nonaccrual Status		0.2
Impaired Commercial Mortgage Loans With Specific Loan Loss Allowances [Member] | Apartment And Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3.2
Unpaid Principal Balance	3.2
Related Allowance	0.4
Amount on Nonaccrual Status	$ 1.9